SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

For

Wells Fargo Advantage Diversified Small Cap Fund

Wells Fargo Advantage Equity Value Fund

Effective March 4, 2013, the Wells Fargo Advantage Diversified Small Cap Fund and the Wells Fargo Advantage Equity Value Fund are no longer offered and all references to these funds are hereby removed.

March 1, 2013                                                                                                             EGIT033/P904SP